Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Detail) $ in Billions	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Notional amount of derivative	$ 694.4
Over the Counter Trades [Member]
Derivative [Line Items]
Notional amount of derivative	362.8
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	315.5
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 16.1